Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets
Prepayments and Other Current Assets

4. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Prepayments to suppliers	274,418,870	498,298,101	80,311,076
Interest income receivable	3,767,451	6,509,860	1,049,199
Prepayment for advertising expenses	3,007,874	53,664,403	8,649,132
Others	5,366,052	16,824,542	2,711,624
Total	286,560,247	575,296,906	92,721,031